CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥) ¥ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2021 CNY (¥) ¥ / shares shares	Feb. 29, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 250,223	$ 39,665	¥ 280,282	¥ 389,049
Cost of revenue	(149,615)	(23,717)	(168,832)	(200,933)
Gross profit	100,608	15,948	111,450	188,116
General and administrative expenses	(85,298)	(13,521)	(116,972)	(138,606)
Sales and marketing expenses	(22,045)	(3,495)	(30,953)	(34,367)
Lease termination loss	(7,046)	(1,116)
Impairment loss on intangible assets and goodwill	(44,562)	(7,064)		(145,416)
Impairment loss on other long-lived assets	(7,871)	(1,248)	0	(764)
Operating loss	(66,214)	(10,496)	(36,475)	(131,037)
Subsidy income	2,298	364	11,898	9,572
Gain from disposal of liabilities and a subsidiary	4,048	642
Interest income, net	3,230	512	3,403	5,229
Other income (expenses), net	(3,501)	(555)	1,900	11,080
Loss before income taxes and loss from equity method investments	(60,139)	(9,533)	(19,274)	(105,156)
Income tax expense	(21,843)	(3,463)	(4,760)	(4,189)
Loss from equity method investments	(36,750)	(5,826)	(3,852)	(224)
Net loss	(118,732)	(18,822)	(27,886)	(109,569)
Less: Net (loss) income attributable to non-controlling interests	(5,270)	(835)	310	(76)
Net loss attributable to Four Seasons Education (Cayman) Inc.	¥ (113,462)	$ (17,987)	¥ (28,196)	¥ (109,493)
Net income (loss) per ordinary share:
- Basic | (per share)	¥ (5.04)	$ (0.80)	¥ (1.22)	¥ (4.63)
- Diluted | (per share)	¥ (5.04)	$ (0.80)	¥ (1.22)	¥ (4.63)
Weighted average shares used in calculating net loss per ordinary share:
- Basic	22,491,122	22,491,122	23,131,195	23,668,916
- Diluted	22,491,122	22,491,122	23,131,195	23,668,916